Related Parties - Disclosure of Transactions Between Related Parties (Details) - NZD ($)	Jan. 31, 2021	Jan. 31, 2020
Whitespace Atelier Limited [Member]
Statement Line Items [Line Items]
Loans from related parties, Opening balance		$ 282
Loans from related parties, Closing balance
SBL Holdings [Member]
Statement Line Items [Line Items]
Loans to related parties, Opening balance		(1,449)
Loans to related parties, Closing balance
EJ Watson [Member]
Statement Line Items [Line Items]
Loans to related parties, Opening balance		(2,289)
Loans to related parties, Closing balance